Share capital and warrants - 2022 Non-Brokered private placements (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions										12 Months Ended
	May 27, 2022 $ / shares shares	Apr. 21, 2022 CAD ($) shares	Apr. 21, 2022 USD ($) shares	Mar. 29, 2022 CAD ($) shares	Mar. 29, 2022 USD ($) shares	Mar. 04, 2022 CAD ($) shares	Mar. 04, 2022 USD ($) shares	Mar. 02, 2022 CAD ($) tranche	Mar. 02, 2022 CAD ($) $ / shares	Dec. 31, 2023 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares	Mar. 17, 2023 $ / shares shares	Mar. 16, 2023 $ / shares	Dec. 31, 2021 $ / shares
Share capital and warrants
Number of warrants to purchase common stock												1
Warrants exercise price | (per share)										$ 12.93	$ 17.86	$ 10.70	$ 18.00	$ 30.00
Warrant liability | $										$ 11,552	$ 16,395
Share issue expense | $										$ 3,396	6,298
2022 Non-Brokered private placements
Share capital and warrants
Warrant liability | $								$ 39,800	$ 39,800
Holding period of securities								4 months 1 day
Share issue expense | $								$ 2,800
Issuance costs allocated to warrants | $											$ 1,000
2022 Non-Brokered private placements | Non-Brokered Subscription Receipts
Share capital and warrants
Number of tranches | tranche								3
Price per receipt | $ / shares									$ 3.50
Number of units issued to each Subscription Receipt holders	1
Number of common stock included in each unit	1
Number of warrants included in each unit	1
Number of warrants to purchase common stock	1
Warrants exercise price | $ / shares	$ 18.00
Warrants exercisable term	5 years
Total common share and warrants issued	11,363,933
2022 Non-Brokered private placements | Non-Brokered Subscription Receipts | Pre-share consolidation
Share capital and warrants
Warrants exercise price | $ / shares	$ 6.00
2022 Non-Brokered private placements | Non-Brokered Subscription Receipts | First tranche
Share capital and warrants
Number of receipts issued						24,215,099	24,215,099
Gross proceeds from issuance of receipts						$ 108,000	$ 84.8
2022 Non-Brokered private placements | Non-Brokered Subscription Receipts | Second tranche
Share capital and warrants
Number of receipts issued				9,365,689	9,365,689
Gross proceeds from issuance of receipts				$ 41,800	$ 32.8
2022 Non-Brokered private placements | Non-Brokered Subscription Receipts | Third tranch
Share capital and warrants
Number of receipts issued		512,980	512,980
Gross proceeds from issuance of receipts		$ 2,300	$ 1.8